SCHEDULE OF DETAILS OF THE WARRANTS (Details)		3 Months Ended	6 Months Ended
		Jun. 30, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants		474,332	474,332	474,332	474,332
Range one [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]		Feb. 26, 2024
Exercise price | $ / shares	[1]	$ 4.4025	$ 4.4025
Number of warrants	[1]	474,332	474,332	474,332	474,332
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of warrants		7,894,041	7,894,041	7,894,041	3,063,208
Warrant reserve [member] | Range one [member]
IfrsStatementLineItems [Line Items]
Issue date		Oct. 30, 2023
Exercise price | $ / shares	[2]			$ 3.3086
Number of warrants	[2]	256,000	256,000	256,000	256,000
Warrant reserve [member] | Range Two [Member]
IfrsStatementLineItems [Line Items]
Issue date		Apr. 29, 2024
Exercise price | $ / shares	[3]			$ 3.3086
Number of warrants	[3]	540,541	540,541	540,541	540,541
Warrant reserve [member] | Range three [member]
IfrsStatementLineItems [Line Items]
Issue date		Aug. 21, 2024
Exercise price | $ / shares	[4]			$ 3.3086
Number of warrants	[4]				666,667
Warrant reserve [member] | Range four [member]
IfrsStatementLineItems [Line Items]
Issue date		Nov. 19, 2024
Exercise price | $ / shares	[5]			$ 3.3086
Number of warrants	[5]	400,000	400,000	400,000	1,600,000
Warrant reserve [member] | Range five [member]
IfrsStatementLineItems [Line Items]
Issue date		May 05, 2025
Exercise price | $ / shares	[6]			$ 3.9779
Number of warrants	[6]	1,197,500	1,197,500	1,197,500
Warrant reserve [member] | Range six [member]
IfrsStatementLineItems [Line Items]
Issue date		Jun. 12, 2025
Exercise price | $ / shares	[7]			$ 5.0768
Number of warrants	[7]	5,500,000	5,500,000	5,500,000

[1]	The warrants expire February 26, 2029.
[2]	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
[3]	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
[4]	The warrants expire August 21, 2029.
[5]	The warrants expire November 19, 2029
[6]	The warrants expire May 5, 2030
[7]	The warrants expire June 12, 2030